Schedule V - Valuation Allowances and Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for reinsurance recoverables
Valuation allowances and qualifying accounts
Balance as of beginning of period	$ 70	$ 84	$ 80
Additions, Charged to costs and expenses	(5)	(10)	5
Additions, Other additions	0	0	0
Deductions	0	4	1
Balance as of end of period	65	70	84
Allowance for premium installment receivable
Valuation allowances and qualifying accounts
Balance as of beginning of period	77	84	90
Additions, Charged to costs and expenses	118	109	107
Additions, Other additions	0	0	0
Deductions	118	116	113
Balance as of end of period	77	77	84
Allowance for deferred tax assets
Valuation allowances and qualifying accounts
Balance as of beginning of period	0	0	0
Additions, Charged to costs and expenses	0	0	0
Additions, Other additions	0	0	0
Deductions	0	0	0
Balance as of end of period	0	0	0
Allowance for estimated losses on mortgage loans
Valuation allowances and qualifying accounts
Balance as of beginning of period	3	3	3
Additions, Charged to costs and expenses	0	1	0
Additions, Other additions	0	0	0
Deductions	0	1	0
Balance as of end of period	$ 3	$ 3	$ 3